Deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of Total Tax Recovery

The effective rate on the Corporation’s loss before income tax differs from the expected amount that would arise using the statutory income tax rates. A reconciliation of the difference is as follows:

	2020	2019
	$	$

Loss before income taxes	(34,855)	(27,365)

Income tax rate	28.5%	30.0%

	(9,934)	(8,210)
Effect on income taxes of:
Non-deductible share-based compensation	439	284
Unrecognized deductible temporary difference and carry forward amounts and experimental development expenditures	9,458	7,892
Other non-deductible items	37	34

Income tax recovery	–	–

Schedule of Deferred Income Tax

The significant components of the Corporation’s deferred income tax are as follows:

	2020	2019
	$	$
Deferred income tax liabilities:
Intangibles	–	–

Deferred income tax assets:
Non-capital losses	–	–

Net deferred income tax liability	–	–

Schedule of Balance of Temporary Differences for Deferred Income Tax Asset Recognized

The following reflects the balance of temporary differences for which no deferred income tax asset (liability) has been recognized:

	2020	2019
	$	$
Non-capital losses	104,980	77,389
SR&ED expenditures	37,659	29,558
Non-refundable investment tax credits	6,459	5,536
Deductible share issuance costs	4,028	3,452
Long-term debt	8,574	7,925
Lease obligation	347	362
Property and equipment	(227)	(400)

Schedule of Non-Capital Losses

As at December 31, 2020, the Corporation had approximately $104,980 in losses available to reduce future taxable income. The benefit of these losses has not been recorded in the accounts as realization is not considered probable. These losses may be claimed no later than:

$
For the year ending December 31, 2025	1,000
2026	1,100
2027	1,470
2028	1,770
2029	660
2030	2,640
2031	5,090
2032	4,110
2033	4,400
2034	3,680
2035	5,610
2036	5,130
2037	9,510
2038	13,440
2039	17,530
2040	27,840
104,980